Related undertakings (Details)			12 Months Ended
	Dec. 13, 2022	Nov. 13, 2022	Mar. 31, 2024
3.6 GHz Spectrum Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
AAPT Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
ACN 088 889 230 Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
ACN 139 798 404 Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Adam Internet Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Adam Internet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Agile Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Alchemyit Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Chariot Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Chime Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Connect West Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Destra Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Digiplus Contracts Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Digiplus Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Digiplus Investments Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Digiplus Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
H3GA Properties (No.3) Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
iiNet Labs Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
iiNet Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Internode Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
IntraPower Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Intrapower Terrestrial Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
IP Group Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
IPN Services Xchange Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Kooee Comms Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Kooee Mobile Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Mercury Connect Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Mobile JV Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Mobileworld Communications Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Mobileworld Operating Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Netspace Online Systems Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Numillar IPS Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
PIPE International (Australia) Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
PIPE Networks Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
PIPE Transmission Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
PowerTel Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Request Broadband Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Soul Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Soul Contracts Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Soul Pattinson Telecommunications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
SPT Telecommunications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
SPTCom Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Telecom Enterprises Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Telecom New Zealand Australia Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Corporation Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Energy Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Finance Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Internet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG JV Company Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Network Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TPG Telecom Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TransACT Capital Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TransACT Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TransACT Victoria Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
TransACT Victoria Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Trusted Cloud Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Trusted Cloud Solutions Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Value Added Network Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Virtual Desktop Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Foundation Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Hutchison Receivables Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Hutchison Spectrum Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Network Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vodafone Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
VtalkVoip Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Westnet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Utiq S.A
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.00
PPC 1 Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vantage Towers s.r.o.4
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
COOP Mobil s.r.o.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			33.33
Wataneya Telecommunications S.A.E
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
MNP Deutschland Gesellschaft Burgerlichen Rechts
Subsidiaries
Percentage of ownership interest in associate or join arrangement			33.33
OXG Glasfaser Beteiligungs-GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
OXG Glasfaser GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Verwaltung "Urbana Teleunion" Rostock GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Oak Holdings 1 GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			60.33
Oak Holdings 2 GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			60.33
Oak Holdings GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			60.33
Oak Renewables GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement			60.33
Vantage Towers AG
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Vantage Towers Erste Verwaltungsgesellschaft mbH4
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Vantage Towers Single Member Societe Anonyme4
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Safenet N.P,A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			24.97
Tilegnous IKE
Subsidiaries
Percentage of ownership interest in associate or join arrangement			33.29
Victus Networks S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			49.94
Vantage Towers Zrtkren Mkd Rszvnytrsasg4
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Vodafone Foundation
Subsidiaries
Percentage of ownership interest in associate or join arrangement			30.90
Vodafone Idea Shared Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Vodafone Idea Technology Solutions Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Vodafone m-pesa Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
You Broadband India Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Indus Towers Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			21.05
Vodafone Idea Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Vodafone Idea Manpower Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			30.99
Vodafone Idea Business Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.36
Vodafone Idea Communications Systems Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Vodafone Idea Telecom Infrastructure Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.37
Vantage Towers Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Siro DAC
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Siro JV Holdco Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Infrastrutture Wireless Italiane S.p.A
Subsidiaries
Percentage of ownership interest in associate or join arrangement			17.87
Safaricom PLC [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement			27.74
M-PESA Africa Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			46.42
M-PESA Holding Co. Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			27.74
Tomorrow Street SCA
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Antennelocaties B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Libertel B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Esprit Telecom B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
FinCo Partner 1 B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
LGE HoldCo V B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
LGE HoldCo VI B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
LGE Holdco VII B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
LGE HoldCo VIII B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Financial Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Nederland Holding I B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Nederland Holding II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VodafoneZiggo Employment B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Ziggo Group B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VodafoneZiggo Group Holding B.V. [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VZ Financing I B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VZ Financing II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VZ FinCo B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VZ PropCo B V
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
VZ Secured Financing B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
XB Facilities B V
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Deelnemingen B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Finance 2 B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Netwerk II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Real Estate B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Services Employment B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Services Netwerk 2 B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Zakelijk Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Zoranet Connectivity Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
ZUM B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Liberty Global Content Netherlands B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Central Tower Holding Company B.V.4
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Zesko B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Bond Company B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Ziggo Netwerk B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
iiNet (New Zealand) AKL Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Vantage Towers, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Dualgrid Gesto de Redes Partilhadas, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Sport TV Portugal, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.00
Vantage Towers S.R.L.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Netgrid Telecom SRL
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Autoconnex Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			35.00
Waterberg Lodge (Proprietary) Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			32.55
AfriGis(Pty) Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			21.16
Canard Spatial Technologies(Pty) Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement			21.16
M-Pesa S.A (Proprietary) Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			46.42
Vantage Towers, S.L.U.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			53.88
Vodacom Trust Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			48.82
FGS Bilgi Islem Urunler Sanayi ve Ticaret AS
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Digital Mobile Spectrum Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.00
VodaFamily Ethiopia Holding Company Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			31.47
Cable and Wireless Trade Mark Management Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Cornerstone Telecommunications Infrastructure Limited [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement			26.94
Vodafone Hutchison Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
LG Financing Partnership
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
PPC 1 (US) Inc.
Subsidiaries
Percentage of ownership interest in associate or join arrangement			25.05
Ziggo Financing Partnership
Subsidiaries
Percentage of ownership interest in associate or join arrangement			50.00
Vodafone Albania Sh.A
Subsidiaries
Ownership interest in subsidiary			100.00%
VOIS Albania ShpK
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Americas Systems, Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IoT Incorporated
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IoT UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Talkland Australia Pty Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Austria GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Bahrain W.L.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Belgium SA/NV
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servicos Empresariais Brasil Ltda
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Empress Brasil Telecomunicacoes Ltda
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Bulgaria EOOD
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Canada Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
CGP Investments (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Technologies (Beijing) Co, Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Communications Technical Services (Shanghai) Co. Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Congo (RDC) SA
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodacash S.A
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodafone Evde Operations Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Operations Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Communications Technical Service (Shanghai) Co, Ltd. Beijing Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Oskar Mobil S.R.O.
Subsidiaries
Ownership interest in subsidiary			100.00%
Nadace Vodafone esk Republika
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone West GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Towers Germany GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Grandcentrix GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Hong Kong Limited - New Zealand Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Services LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone UK Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Czech Republic A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited - Czech Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Czech Republic A.S. - Slovakia Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Zavisova Real Estate, s.r.o.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Denmark A/S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone For Trading
Subsidiaries
Ownership interest in subsidiary			35.78%
Starnet
Subsidiaries
Ownership interest in subsidiary			35.81%
Sarmady Communications
Subsidiaries
Ownership interest in subsidiary			35.81%
Vodafone International Services LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Egypt [Member]
Subsidiaries
Ownership interest in subsidiary	55.00%		35.82%
Vodafone Data
Subsidiaries
Ownership interest in subsidiary			35.81%
Vodafone Enterprise Finland OY
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Telematics Development S.A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive France S.A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise France SAS
Subsidiaries
Ownership interest in subsidiary			100.00%
Apollo Submarine Cable System Ltd French Branch 2
Subsidiaries
Ownership interest in subsidiary			100.00%
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Customer Care GmbH3
Subsidiaries
Ownership interest in subsidiary			99.99%
Vodafone Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary			99.99%
Kabel Deutschland Holding Erste Beteiligungs GmbH
Subsidiaries
Ownership interest in subsidiary			99.99%
Vodafone Automotive Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Germany GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Institut fr Gesellschaft und Kommunikation GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Stiftung Deutschland Gemeinnutzige GmbH
Subsidiaries
Ownership interest in subsidiary			100.00%
KABELCOM Braunschweig Gesellschaft Fr Breitbandkabel-Kommunikation Mit Beschrnkter Haftung
Subsidiaries
Ownership interest in subsidiary			99.99%
Urbana Teleunion Rostock GmbH & Co.KG
Subsidiaries
Ownership interest in subsidiary			69.99%
Vantage Towers AG
Subsidiaries
Ownership interest in subsidiary		85.80%
Vodafone-Panafon Hellenic Telecommunications Company S.A.
Subsidiaries
Ownership interest in subsidiary			99.87%
Fiber2All S.A.
Subsidiaries
Ownership interest in subsidiary			99.87%
Vodafone Innovus S.A
Subsidiaries
Ownership interest in subsidiary			99.87%
360 Connect S.A.
Subsidiaries
Ownership interest in subsidiary			99.87%
FB Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Le Bunt Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Silver Stream Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
VBA Holdings Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
VBA International Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Enterprise Hong Kong Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IoT Italy, S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless (India) Limited - Branch2
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Kenya Limited5
Subsidiaries
Ownership interest in subsidiary			69.46%
Vodacom Business (Kenya) Limited5
Subsidiaries
Ownership interest in subsidiary			52.08%
VSSB Vodafone Shared Services Budapest Private Limited Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless Global (India) Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Networks India Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Omega Telecom Holdings Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Usha Martin Telematics Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Services Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone India Services Private Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Financing Designated Activity Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
VF Ireland Property Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Global Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Network Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services Ireland Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Marketing Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ireland Retail Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Italy) S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Italia S.p.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Electronic Systems S.r.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive SpA
Subsidiaries
Ownership interest in subsidiary			100.00%
VEI S.r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Italia S.p.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Italy S.r.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Gestioni S.p.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servizi E Tecnologie S.R.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise U.K. (Japanese Branch)
Subsidiaries
Ownership interest in subsidiary			100.00%
VND S.p.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Japan K.K
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Japan) K.K.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International 2 Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Korea Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Lesotho (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			52.08%
VCL Financial Services (Pty) Ltd
Subsidiaries
Ownership interest in subsidiary			52.08%
Tomorrow Street GP S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Luxembourg S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International 1 S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International M S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Luxembourg S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Procurement Company S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Roaming Services S.a r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Services Company S.a.r.l.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise (Malaysia) Sdn Bhd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Insurance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Mobile Wallet VM15
Subsidiaries
Ownership interest in subsidiary			65.10%
Mobile Wallet VM25
Subsidiaries
Ownership interest in subsidiary			65.10%
Al-Amin Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Array Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Asian Telecommunication Investments (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
CCII (Mauritius), Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
CGP India Investments Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Euro Pacific Securities Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Mobilvest
Subsidiaries
Ownership interest in subsidiary			100.00%
Prime Metals Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Trans Crystal Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mauritius Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Telecommunications (India) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Tele-Services (India) Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
VBA (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom International Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Empresa Mexico S.de R.L. de C.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Mocambique, SA
Subsidiaries
Ownership interest in subsidiary			55.33%
Vodafone M-Pesa, S.A
Subsidiaries
Ownership interest in subsidiary			55.33%
Vodafone Enterprise Netherlands BV
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Europe B.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Holdings B.V.
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT.nxt USA BV5
Subsidiaries
Ownership interest in subsidiary			42.31%
IOT.NXT B.V.5
Subsidiaries
Ownership interest in subsidiary			42.31%
IoT.nxt EMENA B.V
Subsidiaries
Ownership interest in subsidiary			42.31%
IoT.nxt Europe BV5
Subsidiaries
Ownership interest in subsidiary			42.31%
Vodafone Enterprise Norway AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Business Poland sp. z o.o
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IoT Portugal, Unipessoal Lda.
Subsidiaries
Ownership interest in subsidiary			100.00%
UPC Services S.R.L. (in liquidation)
Subsidiaries
Ownership interest in subsidiary			100.00%
MAST Services Proprietary Limited5
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Mall Ve Elektronik Hizmetler Ticaret AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Sigorta Aracilik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Energa, S.L.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IoT Spain, S.L.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Shared Operations Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Shared Services UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone UK Trading Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
DABCO Portugal, Lda
Subsidiaries
Ownership interest in subsidiary			80.20%
Oni Way - Infocomunicacoes, S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Portugal - Comunicacoes Pessoais, S.A.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Solutions, Unipessoal LDA
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Spain, S.L.U. - Portugal Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania S.A
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania M-Payments SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Romania Technologies SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Evotracking SRL
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone External Services S.R.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless CIS Svyaz LLC
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Equipment Limited Ogranak u Beogradu2
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Singapore Pte.Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Network Limited - Slovakia Branch
Subsidiaries
Ownership interest in subsidiary			100.00%
XLink Communications (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Holdings (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
10T Holdings (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
IoT.nxt (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
IOT.nxt Development (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
Jupicol (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			45.57%
Mezzanine Ware Proprietary Limited (RF)
Subsidiaries
Ownership interest in subsidiary			58.59%
Motifpros 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Storage Technology Services (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			33.20%
Vodacom (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Business Africa Group (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Business Africa SA (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Financial Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Group Limited [Member]
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Insurance Administration Company (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Insurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom International Holdings (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Life Assurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Payment Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Properties No 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Properties No.2 (Pty) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Wheatfields Investments 276 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Automotive Iberia S.L
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Spain SLU
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Espana S.A.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holdings Europe S.L.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone ONO, S.A.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Servicios SL.U
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Sweden AB
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Switzerland AG
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise Taiwan Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Gateway Communications Tanzania Limited
Subsidiaries
Ownership interest in subsidiary			64.45%
Vodafone Business Siam Co., Ltd.
Subsidiaries
Ownership interest in subsidiary			100.00%
M-Pesa Limited
Subsidiaries
Ownership interest in subsidiary			48.82%
Shared Networks Tanzania Limited
Subsidiaries
Ownership interest in subsidiary			48.82%
Vodacom Tanzania Limited Zanzibar
Subsidiaries
Ownership interest in subsidiary			48.82%
Vodafone Bilgi Ve Iletisim Hizmetleri AS
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Kule ve Altyapi Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Elektronik Para Ve Odeme Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finansman A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
VOIS Turkey Akilli zmler Limited irket
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Holding A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Net Iletisim Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Telekomunikasyon A.S
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Teknoloji Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary			100.00%
LLC Vodafone Enterprise Ukraine
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited - DUBAI BRANCH
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Group Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Profit Sharing Trustees Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT Nxt UK Limited
Subsidiaries
Ownership interest in subsidiary			42.31%
Pinnacle Cellular Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone (Scotland) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
DABCo Limited
Subsidiaries
Ownership interest in subsidiary			80.00%
Energis (Ireland) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Navtrak Ltd
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Business Africa Group Services Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom UK Limited
Subsidiaries
Ownership interest in subsidiary			65.10%
Apollo Submarine Cable System Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Bluefish Communications Limited
Subsidiaries
Ownership interest in subsidiary			25.00%
Cable & Wireless Aspac Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless CIS Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Communications Data Network Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Europe Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Global Telecommunication Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless UK Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Worldwide Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable & Wireless Worldwide Voice Messaging Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless (India) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Cable and Wireless Nominee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Central Communications Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Energis Communications Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Energis Squared Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
London Hydraulic Power Company
Subsidiaries
Ownership interest in subsidiary			100.00%
Metro Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Project Telecom Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Rian Mobile Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Talkmobile Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
The Eastern Leasing Company Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Thus Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone 2.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Consolidated Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Corporate Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone DC Pension Trustee Company Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Distribution Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Equipment Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise Europe (UK) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Enterprise U.K.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone European Investments
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Finance Management
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Global Enterprise Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group (Directors) Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Pension Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Services No.2 Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Group Share Trustee Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Holdings Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone International Operations Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Investments Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone IP Licensing Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Enterprises Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Mobile Network Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Nominees Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Oceania Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Overseas Finance Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Partner Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Retail (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Sales & Services Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone UK Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Ventures Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodaphone Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Your Communications Group Limited
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Americas Virginia Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone US Inc.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Americas Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
IoT nxt USA Inc
Subsidiaries
Ownership interest in subsidiary			42.31%
UPC Foundation
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodafone Automotive Telematics Srl
Subsidiaries
Ownership interest in subsidiary			100.00%
Infinity Services Partner Company
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodafone Intelligent Solutions Espana, S.L.U.
Subsidiaries
Ownership interest in subsidiary			100.00%
Vodacom Fintech Services FZ-LLC5
Subsidiaries
Ownership interest in subsidiary			65.10%
Vodacom Investments Company Proprietary Limited
Subsidiaries
Ownership interest in subsidiary			65.10%